Variable Interest Entity (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Variable Interest Entity [Line Items]
Common stock voting rights	each Class A ordinary share is entitled to 1 vote and 1 share of economic benefit of the respective company, while each Class B ordinary share is entitled to 10 votes
Share of economic (in Dollars per share) | $ / shares	$ 0.001
Equity investment (in Dollars)	$ 77,200
Libra Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage	97.27%
Mios Pharmaceuticals Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage	97.93%
Scipio Life Sciences Limited [Member]
Variable Interest Entity [Line Items]
Ownership interest percentage	97.93%
Varibale Interest Entity [Member]
Variable Interest Entity [Line Items]
Equity investment (in Dollars)	$ 0
Series of Individually Immaterial Business Acquisitions [Member]
Variable Interest Entity [Line Items]
Voting right percentage	31.51%
Series of Individually Immaterial Business Acquisitions [Member] | Libra [Member]
Variable Interest Entity [Line Items]
Voting right percentage	48.33%
Series of Individually Immaterial Business Acquisitions [Member] | Mios [Member]
Variable Interest Entity [Line Items]
Voting right percentage	48.39%
Series of Individually Immaterial Business Acquisitions [Member] | Scipio [Member]
Variable Interest Entity [Line Items]
Voting right percentage	48.36%
Group’s subsidiaries [Member] | Libra Sciences Limited [Member]
Variable Interest Entity [Line Items]
Voting right percentage	31.51%
Group’s subsidiaries [Member] | Mios Pharmaceuticals Limited [Member]
Variable Interest Entity [Line Items]
Voting right percentage	36.17%
Group’s subsidiaries [Member] | Scipio Life Sciences Limited [Member]
Variable Interest Entity [Line Items]
Voting right percentage	35.06%